Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax
	March 31, 2017	March 31, 2016
Federal income tax benefit attributable to:
Current operations	$1,102,052	$601,276
Less: valuation allowance	(1,102,052)	(601,276)
Net provision for Federal income taxes	$—	$—

Schedule of Deferred Tax Asset
	March 31, 2017	March 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$4,231,221	$3,129,170
Less: valuation allowance	(4,231,221)	(3,129,170)
Net deferred tax asset	$—	$—